Redeemable non-controlling interests - Narrative (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Aug. 31, 2021
Laifeng Brand Management (Shanghai) Co., Ltd.
Equity interests to be transferred (as a percent)	60.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Laifeng Brand Management (Shanghai) Co., Ltd.
Equity interests to be transferred (as a percent)				51.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | CJ O Shopping [Member]
Laifeng Brand Management (Shanghai) Co., Ltd.
Equity interests to be transferred (as a percent)				22.00%
Cainiao [Member]
Laifeng Brand Management (Shanghai) Co., Ltd.
Equity interests to be transferred (as a percent)		30.00%	30.00%
Total consideration		¥ 1,392.5	$ 217.9
Initial investment rate of return		6.00%	6.00%